CONSOLIDATED CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020
Shares subject to possible redemption, par value (in dollars per share)	$ 0.00001	$ 0.00001
Outstanding shares	175,528,225	175,437,783
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	4,305	4,305
Preferred stock, shares issued	2,961	2,961
Preferred stock, shares outstanding	2,961	2,961
Common stock, par value	$ 0.000001	$ 0.000001
Common stock, shares authorized	474,728,323	474,728,323
Common stock, shares issued	17,694,228	11,228,371
Common stock, shares outstanding	17,694,228	11,228,371
Star Peak Energy Transition Corp [Member]
Outstanding shares		24,275,528
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Star Peak Energy Transition Corp [Member] | Class A shares
Shares subject to possible redemption, par value (in dollars per share)	$ 0.0001	$ 0.0001
Outstanding shares	8,640,832	24,275,528
Shares subject to possible redemption, redemption value (in dollars per share)	$ 10.00	$ 10.00
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	400,000,000	400,000,000
Common stock, shares issued	29,717,672	14,082,976
Common stock, shares outstanding	29,717,672	14,082,976
Star Peak Energy Transition Corp [Member] | Common Class B
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	40,000,000	40,000,000
Common stock, shares issued	9,589,626	9,589,626
Common stock, shares outstanding	9,589,626	9,589,626